Baird Ultra Short Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 48.3%		Par	Value
Financials - 18.3%
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)		$1,000,000	$1,001,449
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)		17,625,000	17,967,607
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026 (Callable 12/30/2025)		17,139,000	16,999,579
4.45%, 04/03/2026 (Callable 02/03/2026)		38,481,000	38,476,554
2.45%, 10/29/2026 (Callable 09/29/2026)		8,650,000	8,498,493
Air Lease Corp.
2.88%, 01/15/2026 (Callable 12/15/2025)		26,875,000	26,756,229
3.75%, 06/01/2026 (Callable 04/01/2026)		22,162,000	22,043,933
1.88%, 08/15/2026 (Callable 07/15/2026)		11,523,000	11,283,377
Aircastle Ltd., 4.25%, 06/15/2026 (Callable 04/15/2026)		17,936,000	17,917,493
Aviation Capital Group LLC
1.95%, 01/30/2026 (Callable 12/30/2025) (a)		7,518,000	7,451,532
1.95%, 09/20/2026 (Callable 08/20/2026) (a)		22,123,000	21,618,066
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (Callable 12/15/2025) (a)		17,096,000	17,118,664
2.13%, 02/21/2026 (Callable 01/21/2026) (a)		5,842,000	5,781,833
4.38%, 05/01/2026 (Callable 03/01/2026) (a)		2,700,000	2,698,184
Bank of America Corp., 1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)		94,625,000	92,735,204
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)		39,933,000	39,025,645
Bank of Nova Scotia, 4.50%, 12/16/2025		55,305,000	55,321,978
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027 (Callable 05/09/2026)		45,425,000	45,826,300
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)		20,853,000	21,275,451
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 10/11/2025)		21,786,000	21,758,399
BNP Paribas SA, 1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)		31,422,000	31,135,105
Boston Properties LP, 3.65%, 02/01/2026 (Callable 11/03/2025)		21,164,000	21,099,653
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)		875,000	874,646
5.98% to 01/18/2026 then SOFR + 2.10%, 01/18/2027 (Callable 01/18/2026) (a)		15,335,000	15,392,496
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (a)		6,590,000	6,432,916
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026) (a)		1,306,000	1,335,532
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)		20,896,000	20,360,469
Capital One NA
4.25%, 03/13/2026		6,888,000	6,885,008
3.45%, 07/27/2026 (Callable 04/27/2026)		9,832,000	9,773,154
Citigroup, Inc., 3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)		4,792,000	4,772,437
Cooperatieve Rabobank UA, 3.75%, 07/21/2026		69,656,000	69,334,444
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)		47,666,000	47,491,461
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)		4,677,000	4,777,097
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)		13,576,000	13,278,990
Extra Space Storage LP, 3.50%, 07/01/2026 (Callable 04/01/2026)		41,832,000	41,637,813
Fifth Third Bank NA, 3.85%, 03/15/2026 (Callable 02/15/2026)		13,816,000	13,790,514
GATX Corp., 3.25%, 09/15/2026 (Callable 06/15/2026)		5,795,000	5,750,010
Goldman Sachs Group, Inc., 4.39% to 06/15/2026 then SOFR + 1.51%, 06/15/2027 (Callable 06/15/2026)		49,240,000	49,291,988
Hanover Insurance Group, Inc., 4.50%, 04/15/2026 (Callable 01/15/2026)		38,450,000	38,473,982
Healthcare Realty Holdings LP, 3.50%, 08/01/2026 (Callable 05/01/2026)		12,183,000	12,095,352
Host Hotels & Resorts LP, 4.50%, 02/01/2026 (Callable 11/01/2025)		22,846,000	22,814,786
HSBC Holdings PLC, 5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)		36,883,000	37,379,613
ING Groep NV, 1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)		16,300,000	16,089,826
Jackson National Life Global Funding, 5.60%, 04/10/2026 (a)		8,105,000	8,163,633
Jefferies Financial Group, Inc.
4.75%, 08/11/2026 (Callable 02/11/2026)		46,850,000	46,950,876
4.50%, 09/15/2026 (Callable 03/16/2026)		19,700,000	19,740,891
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)		30,776,000	31,216,485
Macquarie Group Ltd.
1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026) (a)		32,034,000	31,759,494
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026) (a)		18,401,000	17,933,035
Mizuho Financial Group, Inc., 4.35%, 10/20/2025 (a)		1,930,000	1,929,799
Nationwide Building Society
4.00%, 09/14/2026 (a)		46,248,000	46,135,162
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)		9,225,000	9,435,035
NatWest Group PLC
7.47% to 11/10/2025 then 1 yr. CMT Rate + 2.85%, 11/10/2026 (Callable 11/10/2025)		41,963,000	42,094,484
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)		17,400,000	17,504,073
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)		8,475,000	8,314,708
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)		43,316,000	43,154,196
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 10/31/2025) (a)		23,023,000	22,551,699
Royal Bank of Canada, 4.65%, 01/27/2026		40,357,000	40,379,951
Santander UK Group Holdings PLC
6.83% to 11/21/2025 then SOFR + 2.75%, 11/21/2026 (Callable 11/21/2025)		31,226,000	31,318,467
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)		12,722,000	12,484,996
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026) (a)		7,296,000	7,111,506
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)		36,142,000	35,917,731
6.45% to 01/12/2026 then 1 yr. CMT Rate + 2.30%, 01/12/2027 (Callable 01/12/2026) (a)		12,800,000	12,862,215
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)		18,925,000	18,581,525
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)		3,100,000	3,141,479
Standard Chartered PLC
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027 (Callable 01/09/2026) (a)		2,000,000	2,008,919
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)		22,868,000	22,651,697
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026) (a)		37,904,000	38,409,364
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)		5,200,000	5,086,966
Synchrony Financial, 3.70%, 08/04/2026 (Callable 05/04/2026)		15,357,000	15,258,080
Tanger Properties LP, 3.13%, 09/01/2026 (Callable 06/01/2026)		16,812,000	16,624,966
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)		19,825,000	19,830,833
Truist Financial Corp., 6.05% (SOFR + 2.05%), 06/08/2027 (Callable 06/08/2026)		28,013,000	28,338,088
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)		8,265,000	8,294,201
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026) (a)		38,030,000	37,645,794
4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (Callable 08/05/2026) (a)		13,989,000	14,035,495
Voya Financial, Inc., 3.65%, 06/15/2026		23,391,000	23,300,660
Wells Fargo & Co., 3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)		6,352,000	6,307,166
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)		18,333,000	18,337,728
			1,746,634,659

Industrials - 27.8%(b)
7-Eleven, Inc., 0.95%, 02/10/2026 (Callable 01/10/2026) (a)		64,832,000	64,012,632
Allegiance Corp., 7.00%, 10/15/2026		4,925,000	5,045,922
Amcor Finance USA, Inc., 3.63%, 04/28/2026 (Callable 01/28/2026)		5,085,000	5,060,949
Amcor Flexibles North America, Inc., 3.10%, 09/15/2026 (Callable 06/15/2026)		3,645,000	3,605,287
Amrize Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026) (a)		6,987,000	6,933,642
Apache Corp., 7.95%, 04/15/2026		2,000,000	2,035,987
Ashtead Capital, Inc., 1.50%, 08/12/2026 (Callable 07/12/2026) (a)		9,339,000	9,118,643
AutoNation, Inc., 4.50%, 10/01/2025		22,046,000	22,046,000
Avnet, Inc., 4.63%, 04/15/2026 (Callable 01/15/2026)		39,998,000	39,960,355
Bayer US Finance II LLC, 4.25%, 12/15/2025 (Callable 10/31/2025) (a)		52,644,000	52,597,906
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026) (a)		4,220,000	4,292,950
Berry Global, Inc.
1.57%, 01/15/2026 (Callable 12/15/2025)		59,899,000	59,382,970
4.88%, 07/15/2026 (Callable 10/31/2025) (a)		1,142,000	1,142,161
Boardwalk Pipelines LP, 5.95%, 06/01/2026 (Callable 03/01/2026)		5,801,000	5,837,616
Boeing Co.
2.75%, 02/01/2026 (Callable 01/01/2026)		5,545,000	5,513,372
2.20%, 02/04/2026 (Callable 10/11/2025)		27,706,000	27,496,164
2.25%, 06/15/2026 (Callable 03/15/2026)		12,825,000	12,643,463
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)		35,258,000	35,050,046
Bunge Ltd. Finance Corp., 2.00%, 04/21/2026 (Callable 03/21/2026)		2,500,000	2,470,525
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (a)		4,826,000	4,764,545
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)		18,165,000	17,820,337
CNH Industrial Capital LLC, 1.45%, 07/15/2026 (Callable 06/15/2026)		63,399,000	62,040,546
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, 08/15/2026 (Callable 05/15/2026) (a)		25,755,000	25,707,253
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026) (a)		9,490,000	9,617,798
Conagra Brands, Inc., 5.30%, 10/01/2026		19,603,000	19,802,415
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)		69,466,000	70,498,447
Coty, Inc., 5.00%, 04/15/2026 (Callable 10/31/2025) (a)		51,715,000	51,558,841
Cox Communications, Inc., 3.35%, 09/15/2026 (Callable 06/15/2026) (a)		13,284,000	13,186,208
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)		41,362,000	40,331,280
CVS Health Corp., 2.88%, 06/01/2026 (Callable 03/01/2026)		18,591,000	18,417,903
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026 (a)		4,850,000	4,859,651
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 10/31/2025)		27,675,000	27,664,985
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)		60,202,000	58,769,424
Element Fleet Management Corp., 6.27%, 06/26/2026 (Callable 05/26/2026) (a)		6,342,000	6,424,062
EQT Corp., 3.13%, 05/15/2026 (Callable 10/31/2025) (a)		21,593,000	21,395,146
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)		23,012,000	22,667,907
Flex Ltd., 3.75%, 02/01/2026 (Callable 01/01/2026)		40,680,000	40,526,653
Flowers Foods, Inc., 3.50%, 10/01/2026 (Callable 07/01/2026)		4,925,000	4,881,389
Ford Motor Credit Co. LLC
4.39%, 01/08/2026		20,174,000	20,166,588
6.95%, 03/06/2026 (Callable 02/06/2026)		9,125,000	9,197,657
6.95%, 06/10/2026 (Callable 05/10/2026)		21,897,000	22,181,651
4.54%, 08/01/2026 (Callable 06/01/2026)		14,173,000	14,160,888
5.13%, 11/05/2026		4,500,000	4,514,912
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025 (Callable 10/15/2025)		19,700,000	19,708,806
General Motors Financial Co., Inc.
6.05%, 10/10/2025		8,764,000	8,767,214
1.25%, 01/08/2026 (Callable 12/08/2025)		5,000,000	4,958,635
5.25%, 03/01/2026 (Callable 12/01/2025)		4,250,000	4,256,947
5.40%, 04/06/2026		14,675,000	14,755,836
1.50%, 06/10/2026 (Callable 05/10/2026)		26,261,000	25,767,488
4.00%, 10/06/2026 (Callable 07/06/2026)		2,277,000	2,271,997
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026 (Callable 03/10/2026)		19,669,000	19,384,721
Glencore Funding LLC, 1.63%, 04/27/2026 (Callable 03/27/2026) (a)		43,450,000	42,788,695
Global Payments, Inc.
1.20%, 03/01/2026 (Callable 02/01/2026)		10,385,000	10,247,737
4.80%, 04/01/2026 (Callable 01/01/2026)		16,511,000	16,529,285
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026) (a)		12,761,000	12,552,988
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (a)		36,502,000	36,466,951
Gulfstream Natural Gas System LLC, 6.19%, 11/01/2025 (a)		15,148,000	15,161,981
GXO Logistics, Inc., 1.65%, 07/15/2026 (Callable 06/15/2026)		72,258,000	70,746,917
HCA, Inc.
5.88%, 02/15/2026 (Callable 10/31/2025)		9,475,000	9,487,221
5.25%, 06/15/2026 (Callable 12/15/2025)		37,748,000	37,822,788
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026 (Callable 03/01/2026)		20,339,000	20,106,140
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)		6,627,000	6,597,931
Hyundai Capital America
1.80%, 10/15/2025 (a)		2,000,000	1,997,906
1.30%, 01/08/2026 (Callable 12/08/2025) (a)		9,874,000	9,793,578
5.50%, 03/30/2026 (a)		9,154,000	9,200,378
1.50%, 06/15/2026 (Callable 05/15/2026) (a)		26,887,000	26,373,090
5.65%, 06/26/2026 (a)		4,000,000	4,037,034
1.65%, 09/17/2026 (Callable 08/17/2026) (a)		1,148,000	1,120,033
5.95%, 09/21/2026 (a)		13,060,000	13,266,583
2.75%, 09/27/2026 (a)		2,823,000	2,781,716
Illumina, Inc.
5.80%, 12/12/2025 (Callable 11/12/2025)		17,159,000	17,182,020
4.65%, 09/09/2026		2,833,000	2,845,976
Jabil, Inc., 1.70%, 04/15/2026 (Callable 03/15/2026)		17,507,000	17,272,167
Johnson Controls International PLC, 3.90%, 02/14/2026 (Callable 11/14/2025)		47,593,000	47,491,653
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)		7,430,000	7,256,889
Mattel, Inc., 3.38%, 04/01/2026 (Callable 10/11/2025) (a)		22,637,000	22,474,498
MPLX LP, 1.75%, 03/01/2026 (Callable 02/01/2026)		28,013,000	27,719,265
Nissan Motor Acceptance Co. LLC, 2.00%, 03/09/2026 (Callable 02/09/2026) (a)		1,410,000	1,387,311
ONEOK, Inc., 4.85%, 07/15/2026 (Callable 04/15/2026)		50,360,000	50,530,196
Oracle Corp., 2.65%, 07/15/2026 (Callable 04/15/2026)		70,213,000	69,389,107
Penske Truck Leasing Co. Lp / PTL Finance Corp.
1.20%, 11/15/2025 (Callable 10/31/2025) (a)		15,479,000	15,414,147
4.45%, 01/29/2026 (Callable 11/29/2025) (a)		2,491,000	2,490,252
5.75%, 05/24/2026 (Callable 04/24/2026) (a)		8,115,000	8,179,316
1.70%, 06/15/2026 (Callable 05/15/2026) (a)		8,433,000	8,276,863
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026 (Callable 09/15/2026)		3,070,000	3,075,295
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 10/31/2025) (a)		24,520,000	24,181,713
Regal Rexnord Corp., 6.05%, 02/15/2026		67,561,000	67,888,034
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)		5,347,000	5,210,620
Rogers Communications, Inc., 3.63%, 12/15/2025 (Callable 10/31/2025)		33,061,000	32,998,500
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)		22,420,000	22,410,215
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026) (a)		31,306,000	31,281,606
5.50%, 08/31/2026 (Callable 02/28/2026) (a)		34,641,000	34,785,558
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026) (a)		21,516,000	21,177,849
SK Hynix, Inc.
6.25%, 01/17/2026 (a)		15,888,000	15,951,187
1.50%, 01/19/2026 (a)		12,316,000	12,209,331
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025		45,244,000	45,355,324
Sonoco Products Co., 4.45%, 09/01/2026		32,268,000	32,312,397
Sprint LLC, 7.63%, 03/01/2026 (Callable 11/01/2025)		5,110,000	5,121,419
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)		72,427,000	70,810,603
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 (Callable 10/31/2025)		7,570,000	7,571,174
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026 (Callable 11/01/2025)		46,892,000	46,988,864
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)		42,140,000	41,609,794
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)		37,554,000	36,665,905
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)		68,752,000	68,441,463
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (Callable 06/01/2026) (a)		10,263,000	10,262,641
4.25%, 12/01/2026 (Callable 10/11/2025) (a)		44,852,000	44,680,591
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)		22,311,000	21,815,046
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026 (a)		1,223,000	1,229,365
4.90%, 08/14/2026 (a)		2,655,000	2,667,355
5.70%, 09/12/2026 (a)		38,187,000	38,682,578
3.20%, 09/26/2026 (a)		21,516,000	21,295,402
6.00%, 11/16/2026 (a)		6,525,000	6,639,685
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)		68,581,000	67,633,639
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)		34,024,000	33,481,330
Western Midstream Operating LP, 4.65%, 07/01/2026 (Callable 04/01/2026)		33,994,000	34,023,836
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026 (Callable 08/15/2026)		19,000,000	18,835,050
Williams Cos., Inc., 5.40%, 03/02/2026		4,583,000	4,603,637
Woodside Finance Ltd., 3.70%, 09/15/2026 (Callable 06/15/2026) (a)		18,788,000	18,675,762
			2,650,836,100

Utilities - 2.2%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (c)		62,787,000	63,238,572
Alliant Energy Finance LLC, 1.40%, 03/15/2026 (Callable 02/15/2026) (a)		6,868,000	6,768,070
Ameren Corp., 3.65%, 02/15/2026 (Callable 11/15/2025)		3,095,000	3,085,066
Brooklyn Union Gas Co., 3.41%, 03/10/2026 (Callable 12/10/2025) (a)		1,229,000	1,224,340
CMS Energy Corp., 3.00%, 05/15/2026 (Callable 02/15/2026)		10,092,000	10,011,726
Duke Energy Corp., 2.65%, 09/01/2026 (Callable 06/01/2026)		10,897,000	10,764,774
Emera US Finance LP, 3.55%, 06/15/2026 (Callable 03/15/2026)		8,445,000	8,394,991
Enel Finance International NV, 7.05%, 10/14/2025 (a)(c)		2,361,000	2,363,057
Eversource Energy, 4.75%, 05/15/2026		14,239,000	14,280,906
FirstEnergy Corp., 1.60%, 01/15/2026 (Callable 12/15/2025)		11,612,000	11,510,475
FirstEnergy Pennsylvania Electric Co., 5.15%, 03/30/2026 (a)		9,720,000	9,747,069
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)		5,186,000	5,126,322
ITC Holdings Corp., 3.25%, 06/30/2026 (Callable 03/30/2026)		31,904,000	31,662,070
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (Callable 10/16/2025) (a)		810,000	809,920
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026) (a)		9,777,000	9,650,055
Spire, Inc., 5.30%, 03/01/2026		15,173,000	15,236,956
			203,874,369
TOTAL CORPORATE BONDS (Cost $4,589,589,205)			4,601,345,128

U.S. TREASURY SECURITIES - 20.2%		Par	Value
United States Treasury Note/Bond
0.38%, 01/31/2026		171,500,000	169,458,749
4.63%, 02/28/2026		323,675,000	324,570,162
4.50%, 03/31/2026		325,000,000	326,041,014
4.88%, 04/30/2026		330,000,000	331,933,595
4.88%, 05/31/2026		365,000,000	367,429,531
4.63%, 06/30/2026		150,000,000	150,897,655
3.75%, 08/31/2026		250,000,000	250,007,813
TOTAL U.S. TREASURY SECURITIES (Cost $1,918,153,605)			1,920,338,519

ASSET-BACKED SECURITIES - 10.5%		Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027 (Callable 07/15/2027)		3,779,118	3,779,618
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 11/15/2027) (a)		4,784,493	4,865,563
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 01/15/2028) (a)		19,248,937	19,424,786
Series 2025-A, Class A2, 4.45%, 06/15/2033 (Callable 01/15/2029) (a)		18,587,313	18,627,274
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 09/15/2026) (a)		3,621,321	3,626,734
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%, 04/15/2028		29,746,000	29,773,598
Series 2023-A1, Class A1, 4.79%, 05/15/2028		26,593,000	26,725,545
Bank of America Auto Trust, Series 2024-1A, Class A2, 5.57%, 12/15/2026 (Callable 12/15/2026) (a)		470,549	470,820
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029		36,805,000	36,928,455
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028		26,466,000	26,531,149
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 04/15/2026)		2,887,073	2,880,984
CarMax Auto Owner Trust
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 04/15/2026)		1,244,784	1,243,205
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 02/15/2027)		18,090,243	18,128,798
Series 2024-3, Class A2A, 5.21%, 09/15/2027 (Callable 09/15/2027)		8,946,501	8,969,843
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 01/25/2028) (a)		11,591,298	11,726,408
Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 09/27/2027) (a)		4,934,885	4,945,816
Series 2025-1A, Class A2, 4.40%, 07/25/2028 (Callable 07/25/2028) (a)		15,825,000	15,882,220
Citizens Auto Receivables Trust, Series 2024-2, Class A2A, 5.54%, 11/16/2026 (Callable 11/16/2026) (a)		716,083	716,480
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 09/22/2028 (Callable 11/22/2025) (a)		8,386,493	8,398,978
Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 06/22/2027) (a)		6,169,952	6,182,413
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31%, 03/15/2028		25,004,000	25,031,297
DLLAD LLC
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027) (a)		4,077,362	4,098,628
Series 2025-1A, Class A2, 4.46%, 11/20/2028 (Callable 11/20/2028) (a)		9,575,000	9,625,054
Financial Holding Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028 (a)		25,306,000	25,479,791
Series 2023-B, Class A, 5.27%, 05/15/2028 (a)		5,637,000	5,672,703
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)		3,750,000	3,804,480
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)		9,765,000	9,880,004
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029		14,009,000	14,083,063
Series 2023-2, Class A, 5.77%, 09/15/2029		28,377,000	28,847,862
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (Callable 04/15/2026) (a)		64,783,000	63,813,594
Series 2021-2, Class A, 1.53%, 05/15/2034 (Callable 11/15/2026) (a)		13,738,000	13,367,066
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)		71,656,000	71,991,579
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)		56,374,000	56,857,277
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034 (Callable 09/11/2026) (a)		8,850,000	8,618,218
GreatAmerica Leasing Receivables, Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027) (a)		8,517,385	8,563,179
Harley-Davidson Customer Funding Corp.
Series 2024-A, Class A2, 5.65%, 02/16/2027 (Callable 02/16/2027)		63,496	63,532
Series 2024-B, Class A2, 4.62%, 08/16/2027 (Callable 08/16/2027)		7,775,202	7,781,252
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/2028 (Callable 02/21/2027)		4,026,286	4,073,923
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 10/20/2027) (a)		3,559,100	3,617,425
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 03/15/2027) (a)		690,471	690,736
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 04/15/2026) (a)		30,398,825	30,478,513
Hyundai Auto Receivables Trust
Series 2023-C, Class A3, 5.54%, 10/16/2028 (Callable 11/15/2027)		23,749,468	24,001,236
Series 2024-B, Class A2A, 5.15%, 06/15/2027 (Callable 06/15/2027)		13,046,447	13,075,988
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2027) (a)		9,165,054	9,185,986
M&T Equipment Notes, Series 2024-1A, Class A2, 4.99%, 08/18/2031 (Callable 07/16/2028) (a)		12,817,680	12,861,168
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029 (Callable 01/15/2028)		42,525,000	42,813,791
Nissan Auto Receivables 2025-A Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028 (Callable 02/15/2028)		22,275,000	22,370,052
Nissan Master Owner Trust Receivables, Series 2024-B, Class A, 5.05%, 02/15/2029 (a)		40,775,000	41,295,872
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026) (a)		7,321,043	7,425,076
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67%, 11/20/2026 (Callable 11/20/2026) (a)		244,510	244,719
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71%, 05/22/2028 (Callable 05/22/2028) (a)		2,203,850	2,206,924
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/2034 (Callable 03/25/2028) (a)		8,407,166	8,449,173
Series 2025-2, Class A, 4.82%, 06/25/2034 (Callable 10/25/2028) (a)		9,968,357	10,020,405
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2, 4.63%, 07/20/2027 (Callable 07/20/2027) (a)		43,359,894	43,549,091
Series 2025-BA, Class A2, 4.31%, 05/22/2028 (Callable 01/20/2028) (a)		25,025,000	25,125,400
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029		72,424,000	73,257,970
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2025) (a)(d)		5,082,280	4,981,872
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 02/27/2034 (Callable 02/25/2026) (a)		14,758,000	14,572,144
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 10/25/2026) (a)		2,168,978	2,194,214
TOTAL ASSET-BACKED SECURITIES (Cost $1,000,248,272)			1,003,898,944

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.8%		Par	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2015-UBS7, Class A4, 3.71%, 09/15/2048 (Callable 07/15/2027)		462,591	461,664
Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)		15,450,000	15,329,176
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)		3,994,196	3,925,243
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)		5,900,000	5,873,292
Series 2016-C6, Class A3, 3.22%, 11/10/2049 (Callable 11/10/2026) (d)		15,190,000	14,986,641
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 10/10/2025)		4,896,264	4,807,927
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)		24,082,339	23,922,586
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)		5,714,752	5,633,670
Series 2016-GC36, Class A5, 3.62%, 02/10/2049 (Callable 11/10/2030)		3,250,000	3,229,280
Series 2016-GC37, Class A4, 3.31%, 04/10/2049 (Callable 03/10/2026)		1,000,000	995,512
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)		28,550,478	28,317,078
Series 2016-P5, Class A4, 2.94%, 10/10/2049 (Callable 10/10/2026)		16,865,000	16,533,190
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027) (d)		736,000	719,331
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)		34,592,241	34,282,277
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)		2,700,000	2,632,376
Commercial Mortgage Pass Through Certificates
Series 2014-UBS5, Class AM, 4.19%, 09/10/2047 (Callable 09/10/2026) (d)		10,176,429	10,023,783
Series 2015-CR26, Class A4, 3.63%, 10/10/2048 (Callable 08/10/2027)		900,776	899,088
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)		8,045,395	8,034,872
Series 2016-COR1, Class A4, 3.09%, 10/10/2049 (Callable 08/10/2027)		20,200,300	19,888,417
Computershare Corporate Trust
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)		9,126,593	9,108,199
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)		563,766	562,309
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)		2,575,000	2,533,830
Series 2016-C34, Class A3, 2.83%, 06/15/2049 (Callable 05/15/2026)		14,620,000	14,535,337
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)		21,343,000	21,102,535
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)		658,300	649,804
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)		2,134,000	2,102,877
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049 (Callable 10/15/2026)		73,298,000	72,277,193
Credit Suisse Mortgage Capital Certificates, Series 2016-NXSR, Class A4, 3.79%, 12/15/2049 (Callable 12/15/2026) (d)		2,145,000	2,128,326
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 07/15/2027)		160,408	160,054
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)		1,068,000	1,057,615
Series 2017-C8, Class ASB, 3.19%, 06/15/2050 (Callable 06/15/2027)		4,197,343	4,159,220
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)		1,999,940	1,935,295
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)		12,070,349	11,949,647
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)		2,962,856	2,957,398
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)		2,875,000	2,839,947
JP Morgan Chase Commercial Mortgage Securities
Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 12/15/2025)		10,601,751	10,544,940
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)		955,650	944,149
Series 2016-JP3, Class A5, 2.87%, 08/15/2049 (Callable 09/15/2026)		3,291,150	3,238,646
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)		8,080,000	8,002,154
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)		1,855,914	1,820,238
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)		18,823,061	18,610,360
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)		148,077	144,378
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)		18,159,633	18,014,356
Series 2015-C33, Class A4, 3.77%, 12/15/2048 (Callable 11/15/2025)		28,738,073	28,672,052
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)		15,656,445	15,596,908
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)		23,885,000	23,610,466
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)		6,150,000	6,039,344
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 10/15/2025)		860,591	845,539
Series 2015-C26, Class A5, 3.53%, 10/15/2048 (Callable 11/15/2025)		214,307	213,899
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)		631,067	629,851
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)		66,816,000	66,554,516
Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)		5,501,050	5,460,074
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)		6,699,000	6,586,104
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)		4,270,000	4,207,060
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)		9,967,000	9,888,933
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)		6,339,823	6,321,412
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)		32,578,000	32,142,556
Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2026)		4,330,000	4,307,887
Series 2017-H1, Class A4, 3.26%, 06/15/2050 (Callable 06/15/2027)		5,150,000	5,072,085
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)		21,518,421	21,190,868
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $643,694,349)			649,213,764

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.9%		Par	Value
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 10/25/2025) (a)(d)		2,374,876	2,318,403
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2025) (a)(d)		4,371,400	4,254,386
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2025) (a)(d)		8,476,972	8,124,358
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		43,350,505	43,148,144
FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)		10,146,666	9,908,977
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 10/25/2025) (a)(d)		4,699,401	4,413,886
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 02/25/2030) (a)(d)		944,694	925,408
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 02/25/2030) (a)(d)		4,134,516	4,070,029
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 08/25/2030) (a)(d)		3,482,913	3,458,597
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $81,448,137)			80,622,188

MUNICIPAL BONDS - 0.3%		Par	Value
Central Plains Energy Project, 5.45%, 08/01/2026		1,150,000	1,154,633
Cleburne Independent School District, 0.00%, 02/15/2026 (e)		7,750,000	7,615,809
New York State Energy Research & Development Authority, 5.74%, 04/01/2026		1,625,000	1,627,950
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/22/2025) (a)		15,295,000	15,294,812
TOTAL MUNICIPAL BONDS (Cost $25,672,358)			25,693,204

OTHER GOVERNMENT RELATED SECURITIES - 0.0%(f)		Par	Value
Electricite de France SA, 3.63%, 10/13/2025 (a)		1,966,000	1,965,205
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $1,964,894)			1,965,205

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 8.0%		Par	Value
4.23%, 10/02/2025 (g)		413,500,000	413,453,812
4.03%, 10/30/2025 (g)		175,000,000	174,428,473
3.91%, 12/11/2025 (g)		175,000,000	173,671,214
TOTAL U.S. TREASURY BILLS (Cost $761,548,536)			761,553,499

COMMERCIAL PAPER - 2.8%		Par	Value
Adventist Health System, 4.76%, 10/02/2025(g)		46,875,000	46,863,174
CommonSpirit Health, 5.01%, 10/24/2025(g)		68,650,000	68,436,684
Crown Castle, Inc.
4.87%, 10/02/2025(a)(g)		29,600,000	29,592,461
4.63%, 10/23/2025(a)(g)		29,600,000	29,512,502
FMC Corp., 4.92%, 10/24/2025(a)(g)		31,500,000	31,396,469
HCA, Inc., 4.72%, 10/16/2025(a)(g)		22,025,000	21,979,796
Telus Corp., 5.11%, 12/08/2025(g)		43,900,000	43,504,114
TOTAL COMMERCIAL PAPER (Cost $271,285,724)			271,285,200

MONEY MARKET FUNDS - 2.8%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(h)		267,788,456	267,788,456
TOTAL MONEY MARKET FUNDS (Cost $267,788,456)			267,788,456

TOTAL INVESTMENTS - 100.6% (Cost $9,561,393,536)			9,583,704,107
Liabilities in Excess of Other Assets - (0.6)%			(59,892,559)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$9,523,811,548
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,241,759,491 or 23.5% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown is the annualized yield as of September 30, 2025.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Ultra Short Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$4,601,345,128	$–	$4,601,345,128
U.S. Treasury Securities	–	1,920,338,519	–	1,920,338,519
Asset-Backed Securities	–	1,003,898,944	–	1,003,898,944
Non-Agency Commercial Mortgage-Backed Securities	–	649,213,764	–	649,213,764
Non-Agency Residential Mortgage-Backed Securities	–	80,622,188	–	80,622,188
Municipal Bonds	–	25,693,204	–	25,693,204
Other Government Related Securities	–	1,965,205	–	1,965,205
U.S. Treasury Bills	–	761,553,499	–	761,553,499
Commercial Paper	–	271,285,200	–	271,285,200
Money Market Funds	267,788,456	–	–	267,788,456
Total Investments	$267,788,456	$9,315,915,651	$–	$9,583,704,107

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.